Retirement Plans and Postretirement Costs (Details 5)	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013
Pension plan weighted-average asset allocations by asset category
Target Allocation	100.00%
Plan assets - actual percentage	100.00%	100.00%
Equity investments
Pension plan weighted-average asset allocations by asset category
Target Allocation	50.00%
Plan assets - actual percentage	43.00%	64.00%
Fixed-income Investments
Pension plan weighted-average asset allocations by asset category
Target Allocation	50.00%
Plan assets - actual percentage	26.00%	25.00%
Cash
Pension plan weighted-average asset allocations by asset category
Plan assets - actual percentage	26.00%	5.00%
Other
Pension plan weighted-average asset allocations by asset category
Plan assets - actual percentage	5.00%	6.00%